Nature of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Effect of Dilutive Shares	The effect of the dilutive shares for the years 2021, 2020 and 2019 is illustrated in the following table.

	2021	2020	2019
Basic weighted average shares outstanding	5,584,396	5,577,352	5,063,736
Dilutive effect of stock options	87	2,564	2,367

Dilutive weighted average shares outstanding	5,584,483	5,579,916	5,066,103

Net income	$7,494	$6,931	$5,902

Net income per share-basic	$1.34	$1.24	$1.17
Net income per share-diluted	$1.34	$1.24	$1.17